Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  81
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  140
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            CHRISTOPHER PALMER, ESQ.
                               Goodwin Proctor LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 81 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed solely for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplements and related exhibits (filed herewith or incorporated by reference) in the Part C. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 31, 2004 TO THE MAY 1, 2004 EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS, SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
--------------------------------------------------------------------------------

                            EQUI-VEST(R) STRATEGIES

This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2004, for the EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by AXA Equitable Life Insurance Company ("Prospectus").

We offer the EQUI-VEST(R) Strategies contract to fund certain Section 403(b) ("TSA") or governmental employer Section 457(b) plans ("EDC") (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST(R) Strategies contract may not currently be available in every state. Your financial professional can provide information about state availability.

EQUI-VEST(R) Strategies is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST(R) Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. The "contract date" is the date following our acceptance of a properly completed and signed contract application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a "contract year." The end of each 12-month period is the "contract anniversary." Terms and other provisions not defined or modified in this Supplement are the same as in the Prospectus.(1)

We offer the EQUI-VEST(R) Strategies contract to purchasers on the same basis and under the same terms and conditions described in the Prospectus, except for certain material differences described in this Supplement. This Supplement should be read together with the Prospectus.

You should be aware that an annuity contract, such as the EQUI-VEST(R) Strategies, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST(R) Strategies, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information," in the Prospectus.)

See "Tax information" in the Prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA and EDC contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of a different form of EQUI-VEST(R) contract to exchange it for participation in an EQUI-VEST(R) Strategies contract. An exchange for participation in an EQUI-VEST(R) Strategies contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

Material differences between EQUI-VEST(R) Strategies and the provisions of the EQUI-VEST(R) contracts described in the Prospectus include the information above as well as the following:


1. THE "VARIABLE INVESTMENT OPTIONS" CHART ON THE COVER PAGE IS DELETED IN ITS ENTIRETY. PLEASE REFER TO SECTION 4 BELOW UNDER "PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS" FOR A LIST OF VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.





---------------------------
(1) This Supplement distinguishes between "contract" and "certificate" when describing the EQUI-VEST(R) Strategies product. The Prospectus does not make these distinctions and generally uses the term "contract" when referring to the certificate or contract. In this Supplement, unless otherwise stated, "you" and "your" refers to the participant.


888-1370 (12/04)                                                  134618 (12/04)
                                                                          X00855

2.  THE FOLLOWING IS ADDED AS A NEW HEADING TO "EQUI-VEST(R)
    EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" BEFORE "PAYOUT OPTIONS" ON PAGE 9 OF THE PROSPECTUS:


EQUI-VEST(R) STRATEGIES DEATH BENEFIT PROTECTION

o The contract provides a death benefit for the beneficiary. The death benefit is equal to the account value or the minimum death benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.


3. THE FOLLOWING IS ADDED TO "EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 10 OF THE PROSPECTUS:


FEES AND CHARGES FOR EQUI-VEST(R) STRATEGIES

o Separate account charge deducted daily on amounts invested in variable investment options: Varies by employer group, annual rate ranges between 0.25%--1.49%.

o Annual administrative charge: Varies by employer group: current $30 ($65 maximum) or 2% of the account value plus any amounts previously withdrawn during the participation year, if less. The charge is waived for accounts equal or greater than $25,000. For particular groups, the charge may be waived or reduced for accounts less than $25,000.

o Charge for certain third-party transfers: $25 current ($65 maximum) per occurrence per participant.

o No sales charge deducted at the time contributions are made.

o Withdrawal charge: Varies by employer group, but the maximum charge is 6% of the amount withdrawn, with the percentage declining during the first ten participation years. Under some group contracts, withdrawal charges are only made for the first five participation years, and under some group contracts there is no withdrawal charge.

o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

o We deduct an annual charge equal to 0.15% of the account value on each participation date anniversary if you elect the optional enhanced death benefit.

o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.

o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to 1.20% annually, 12b-1 fees of 0.25% annually (if applicable) and other expenses.


VARIABLE INVESTMENT OPTIONS

The Variable Investment Options for which information is provided in Section 4 below are available under the contract, subject to state regulatory approval and availability under your employer's plan. The Laudus Rosenberg VIT Value Long/Short Equity and the U.S. Real Estate Class II variable investment options are not available under the contract. Accordingly, all references to these options in the Prospectus are deleted.


4. THE FOLLOWING FEE INFORMATION/FEE TABLE AND EXAMPLE ARE ADDED BEFORE "CONDENSED FINANCIAL INFORMATION" ON PAGE 11 OF THE PROSPECTUS:


FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST(R) Strategies certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

----------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
----------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount
withdrawn (deducted when you surrender your certificate or make
certain withdrawals)                                                    6%
----------------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout                 $350
option
----------------------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or direct rollover                      $65 maximum per participant for each occurrence;
                                                                        currently $25 per participant for each occurrence.
----------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.


----------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------------------------
Separate Account charge(1)                                              0.25% to 1.49% maximum
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
----------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                    The lesser of currently $30 (maximum $65) or 2% of
                                                                        your account value plus any prior withdrawals during the
                                                                        participation year.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect the optional enhanced death benefit
----------------------------------------------------------------------------------------------------------------------------
Optional enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date
anniversary                                                             0.15%
----------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


----------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for
2003 (expenses that are deducted from                Lowest     Highest
portfolio assets including management fees,
12b-1 fees, service fees, and/or other
expenses)(2)                                         0.31%      10.23%
----------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses for 2003 as an annual percentage of each portfolio's daily average net assets.

------------------------------------------------------------------------------------
                                                 Management    12b-1       Other
Portfolio Name                                     Fees(3)     Fees(4)   expenses(5)
------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%         0.25%     5.91%
AXA Conservative Allocation                      0.10%         0.25%     9.04%
AXA Conservative-Plus Allocation                 0.10%         0.25%     4.13%
AXA Moderate Allocation                          0.10%           --      0.39%
AXA Moderate-Plus Allocation                     0.10%         0.25%     1.77%
AXA Premier VIP Aggressive Equity                0.62%           --      0.15%
AXA Premier VIP Core Bond                        0.60%         0.25%     0.26%
AXA Premier VIP Health Care                      1.20%         0.25%     0.48%
AXA Premier VIP High Yield                       0.59%           --      0.16%
AXA Premier VIP International Equity             1.05%         0.25%     0.73%
AXA Premier VIP Large Cap Core Equity            0.90%         0.25%     0.52%
AXA Premier VIP Large Cap Growth                 0.90%         0.25%     0.43%
AXA Premier VIP Large Cap Value                  0.90%         0.25%     0.43%
AXA Premier VIP Small/Mid Cap Growth             1.10%         0.25%     0.35%
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%     0.31%
AXA Premier VIP Technology                       1.20%         0.25%     0.83%
------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.48%           --      0.06%
EQ/Alliance Growth and Income                    0.57%           --      0.06%
EQ/Alliance Intermediate Government Securities   0.49%           --      0.08%
EQ/Alliance International                        0.74%           --      0.13%
EQ/Alliance Premier Growth                       0.90%         0.25%     0.05%
EQ/Alliance Quality Bond                         0.52%           --      0.06%
EQ/Alliance Small Cap Growth                     0.75%           --      0.07%
EQ/Bernstein Diversified Value                   0.64%         0.25%     0.06%
EQ/Calvert Socially Responsible                  0.65%         0.25%     0.55%
EQ/Capital Guardian Growth*                      0.65%         0.25%     0.13%
EQ/Capital Guardian International                0.85%         0.25%     0.21%
EQ/Capital Guardian Research                     0.65%         0.25%     0.07%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%     0.07%
EQ/Emerging Markets Equity                       1.15%         0.25%     0.40%
EQ/Enterprise Equity                             0.80%         0.25%     0.09%
EQ/Enterprise Equity Income                      0.75%         0.25%     0.28%
EQ/Enterprise Growth                             0.75%         0.25%     0.09%
EQ/Enterprise Growth and Income                  0.75%         0.25%     0.23%
EQ/Enterprise Small Company Growth               1.00%         0.25%     0.18%
EQ/Enterprise Small Company Value                0.80%         0.25%     0.08%
EQ/Equity 500 Index                              0.25%           --      0.06%
EQ/Evergreen Omega                               0.65%         0.25%     0.25%
EQ/FI Mid Cap                                    0.70%         0.25%     0.08%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%     0.10%
EQ/J.P. Morgan Core Bond                         0.44%         0.25%     0.08%
EQ/J.P. Morgan Value Opportunities*              0.60%         0.25%     0.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%     0.09%
EQ/Lazard Small Cap Value                        0.75%         0.25%     0.10%
EQ/Marsico Focus                                 0.90%         0.25%     0.07%
EQ/Mercury Basic Value Equity                    0.60%         0.25%     0.07%
EQ/Mercury International Value                   0.85%         0.25%     0.16%
EQ/MFS Emerging Growth Companies                 0.65%         0.25%     0.07%
EQ/MFS Investors Trust                           0.60%         0.25%     0.11%
EQ/Money Market                                  0.33%           --      0.06%
EQ/Small Company Index                           0.25%         0.25%     0.35%
------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                  Total                          Net Total
                                                                  Annual                           Annual
                                                   Underlying    Expenses                         Expenses
                                                   Portfolio      Before         Fee Waivers        After
                                                    Fees and      Expense      and/or Expense      Expense
 Portfolio Name                                   Expenses(6)   Limitation   Reimbursements(7)   Limitations
-------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        1.08%          7.34%       (5.98)%             1.36%
AXA Conservative Allocation                      0.84%         10.23%       (9.13)%             1.10%
AXA Conservative-Plus Allocation                 0.88%          5.36%       (4.21)%             1.15%
AXA Moderate Allocation                          0.86%          1.35%       (0.43)%             0.92%
AXA Moderate-Plus Allocation                     1.13%          3.25%       (1.87)%             1.38%
AXA Premier VIP Aggressive Equity                   -           0.77%           -               0.77%
AXA Premier VIP Core Bond                           -           1.11%       (0.16)%             0.95%
AXA Premier VIP Health Care                         -           1.93%       (0.08)%             1.85%
AXA Premier VIP High Yield                          -           0.75%           -               0.75%
AXA Premier VIP International Equity                -           2.03%       (0.23)%             1.80%
AXA Premier VIP Large Cap Core Equity               -           1.67%       (0.32)%             1.35%
AXA Premier VIP Large Cap Growth                    -           1.58%       (0.23)%             1.35%
AXA Premier VIP Large Cap Value                     -           1.58%       (0.23)%             1.35%
AXA Premier VIP Small/Mid Cap Growth                -           1.70%       (0.10)%             1.60%
AXA Premier VIP Small/Mid Cap Value                 -           1.66%       (0.06)%             1.60%
AXA Premier VIP Technology                          -           2.28%       (0.43)%             1.85%
-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                            -           0.54%           -               0.54%
EQ/Alliance Growth and Income                       -           0.63%           -               0.63%
EQ/Alliance Intermediate Government Securities      -           0.57%           -               0.57%
EQ/Alliance International                           -           0.87%       (0.02)%             0.85%
EQ/Alliance Premier Growth                          -           1.20%       (0.04)%             1.16%
EQ/Alliance Quality Bond                            -           0.58%           -               0.58%
EQ/Alliance Small Cap Growth                        -           0.82%           -               0.82%
EQ/Bernstein Diversified Value                      -           0.95%        0.00%              0.95%
EQ/Calvert Socially Responsible                     -           1.45%       (0.40)%             1.05%
EQ/Capital Guardian Growth*                         -           1.03%       (0.08)%             0.95%
EQ/Capital Guardian International                   -           1.31%       (0.11)%             1.20%
EQ/Capital Guardian Research                        -           0.97%       (0.02)%             0.95%
EQ/Capital Guardian U.S. Equity                     -           0.97%       (0.02)%             0.95%
EQ/Emerging Markets Equity                          -           1.80%        0.00%              1.80%
EQ/Enterprise Equity                                -           1.14%        0.00%              1.14%
EQ/Enterprise Equity Income                         -           1.28%       (0.23)%             1.05%
EQ/Enterprise Growth                                -           1.09%        0.00%              1.09%
EQ/Enterprise Growth and Income                     -           1.23%       (0.18)%             1.05%
EQ/Enterprise Small Company Growth                  -           1.43%       (0.13)%             1.30%
EQ/Enterprise Small Company Value                   -           1.13%        0.00%              1.13%
EQ/Equity 500 Index                                 -           0.31%           -               0.31%
EQ/Evergreen Omega                                  -           1.15%       (0.20)%             0.95%
EQ/FI Mid Cap                                       -           1.03%       (0.03)%             1.00%
EQ/FI Small/Mid Cap Value                           -           1.10%        0.00%              1.10%
EQ/J.P. Morgan Core Bond                            -           0.77%        0.00%              0.77%
EQ/J.P. Morgan Value Opportunities*                 -           0.95%        0.00%              0.95%
EQ/Janus Large Cap Growth                           -           1.24%       (0.09)%             1.15%
EQ/Lazard Small Cap Value                           -           1.10%        0.00%              1.10%
EQ/Marsico Focus                                    -           1.22%       (0.07)%             1.15%
EQ/Mercury Basic Value Equity                       -           0.92%        0.00%              0.92%
EQ/Mercury International Value                      -           1.26%       (0.01)%             1.25%
EQ/MFS Emerging Growth Companies                    -           0.97%           -               0.97%
EQ/MFS Investors Trust                              -           0.96%       (0.01)%             0.95%
EQ/Money Market                                     -           0.39%           -               0.39%
EQ/Small Company Index                              -           0.85%        0.00%              0.85%
-------------------------------------------------------------------------------------------------------------

* EQ/Capital Guardian Growth formerly named EQ/Putnam Voyager; EQ/J.P. Morgan Value Opportunities formerly named EQ/Putnam Growth and Income Value.

Notes:

(1) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas to public schools and open enrollment charter schools (kindergarten through twelfth grade), the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2003 and for the underlying portfolios.

(3) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (7) for any expense limitation agreement information.

(4) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no 12b-1 Fee.

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreement information.

(6) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/03. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(7) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "-" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2005. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

    ---------------------------------------------
    Portfolio Name
    ---------------------------------------------
   AXA Aggressive Allocation               0.95%
   AXA Conservative Allocation             0.73%
   AXA Conservative-Plus Allocation        0.78%
   AXA Moderate Allocation                 0.79%
   AXA Moderate-Plus Allocation            0.99%
   AXA Premier VIP Aggressive Equity       0.95%
   AXA Premier VIP Health Care             1.84%
   AXA Premier VIP International Equity    1.73%
   AXA Premier VIP Large Cap Core Equity   1.32%
   AXA Premier VIP Large Cap Growth        1.32%
   AXA Premier VIP Large Cap Value         1.28%
   AXA Premier VIP Small/Mid Cap Growth    1.46%
   AXA Premier VIP Small/Mid Cap Value     1.52%
   AXA Premier VIP Technology              1.70%
   EQ/Alliance Common Stock                0.77%
   EQ/Alliance Growth and Income           0.85%
   EQ/Alliance Premier Growth              1.15%
   EQ/Alliance Small Cap Growth            1.03%
   EQ/Calvert Socially Responsible         1.00%
   EQ/Capital Guardian Growth              0.93%
   EQ/Capital Guardian International       1.18%
   EQ/Capital Guardian Research            0.93%
   EQ/Capital Guardian U.S. Equity         0.93%
   EQ/Emerging Markets Equity              1.78%
   EQ/Evergreen Omega                      0.84%
   EQ/FI Mid Cap                           0.88%
   EQ/FI Small/Mid Cap Value               1.04%
   EQ/J.P. Morgan Value Opportunities      0.93%
   EQ/Lazard Small Cap Value               1.00%
   EQ/Marsico Focus                        1.10%
   EQ/Mercury Basic Value Equity           0.91%
   EQ/Mercury International Value          1.18%
   EQ/MFS Emerging Growth Companies        0.96%
   EQ/MFS Investors Trust                  0.94%

EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the respective participation years in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $7.20 per $10,000.

We assume there is no waiver of the withdrawal charge and that the optional enhanced death benefit has been elected. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower expenses discussed in "Charges and expenses" later in this Supplement. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account charges; (ii) your certificate has no withdrawal charge or no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------
                                                       If you surrender your certificate at the end of
                                                                 the applicable time period
----------------------------------------------------------------------------------------------------------
                                                   1 year         3 years         5 years      10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,450.60     $ 3,154.96     $ 4,714.57     $ 7,769.73
AXA Conservative Allocation                      $ 1,737.46     $ 3,874.04     $ 5,707.18     $ 9,021.24
AXA Conservative-Plus Allocation                 $ 1,254.07     $ 2,634.11     $ 3,952.39     $ 6,637.82
AXA Moderate Allocation                          $   842.15     $ 1,465.54     $ 2,115.28     $ 3,308.83
AXA Moderate-Plus Allocation                     $ 1,044.64     $ 2,053.17     $ 3,060.71     $ 5,127.45
AXA Premier VIP Aggressive Equity                $   784.58     $ 1,293.73     $ 1,830.74     $ 2,718.03
AXA Premier VIP Core Bond                        $   832.22     $ 1,436.07     $ 2,066.73     $ 3,209.45
AXA Premier VIP Health Care                      $   913.62     $ 1,675.89     $ 2,458.66     $ 3,995.10
AXA Premier VIP High Yield                       $   796.49     $ 1,329.45     $ 1,890.20     $ 2,843.14
AXA Premier VIP International Equity             $   923.54     $ 1,704.85     $ 2,505.51     $ 4,086.45
AXA Premier VIP Large Cap Core Equity            $   887.81     $ 1,600.30     $ 2,335.91     $ 3,753.13
AXA Premier VIP Large Cap Growth                 $   878.88     $ 1,574.04     $ 2,293.09     $ 3,667.85
AXA Premier VIP Large Cap Value                  $   878.88     $ 1,574.04     $ 2,293.09     $ 3,667.85
AXA Premier VIP Small/Mid Cap Growth             $   890.79     $ 1,609.05     $ 2,350.14     $ 3,781.38
AXA Premier VIP Small/Mid Cap Value              $   886.82     $ 1,597.39     $ 2,331.16     $ 3,743.69
AXA Premier VIP Technology                       $   948.36     $ 1,776.97     $ 2,621.73     $ 4,310.71
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   762.74     $ 1,228.00     $ 1,720.94     $ 2,484.67
EQ/Alliance Growth And Income                    $   784.58     $ 1,293.73     $ 1,830.74     $ 2,718.03
EQ/Alliance Intermediate Government Securities   $   778.62     $ 1,275.83     $ 1,800.90     $ 2,654.90
EQ/Alliance International                        $   808.40     $ 1,365.08     $ 1,949.35     $ 2,966.73
EQ/Alliance Premier Growth                       $   841.16     $ 1,462.59     $ 2,110.43     $ 3,298.94
EQ/Alliance Quality Bond                         $   779.62     $ 1,278.82     $ 1,805.88     $ 2,665.44
EQ/Alliance Small Cap Growth                     $   803.44     $ 1,350.24     $ 1,924.74     $ 2,915.42
EQ/Bernstein Diversified Value                   $   816.34     $ 1,388.78     $ 1,988.61     $ 3,048.30
EQ/Calvert Socially Responsible                  $   865.97     $ 1,536.02     $ 2,230.94     $ 3,543.26
EQ/Capital Guardian Growth                       $   824.28     $ 1,412.44     $ 2,027.74     $ 3,129.20
EQ/Capital Guardian International                $   852.08     $ 1,494.95     $ 2,163.62     $ 3,407.21
EQ/Capital Guardian Research                     $   818.33     $ 1,394.70     $ 1,998.40     $ 3,068.59
EQ/Capital Guardian U.S. Equity                  $   818.33     $ 1,394.70     $ 1,998.40     $ 3,068.59
EQ/Emerging Markets Equity                       $   900.71     $ 1,638.15     $ 2,397.46     $ 3,874.93
EQ/Enterprise Equity                             $   835.20     $ 1,444.92     $ 2,081.31     $ 3,239.37
EQ/Enterprise Equity Income                      $   849.10     $ 1,486.13     $ 2,149.14     $ 3,377.80
EQ/Enterprise Growth                             $   830.24     $ 1,430.17     $ 2,056.99     $ 3,189.45
EQ/Enterprise Growth and Income                  $   844.13     $ 1,471.43     $ 2,124.96     $ 3,328.59
EQ/Enterprise Small Company Growth               $   863.99     $ 1,530.16     $ 2,221.35     $ 3,523.94
EQ/Enterprise Small Company Value                $   834.21     $ 1,441.97     $ 2,076.45     $ 3,229.40
EQ/Equity 500 Index                              $   752.82     $ 1,198.03     $ 1,670.68     $ 2,376.87
EQ/Evergreen Omega                               $   836.19     $ 1,447.86     $ 2,086.17     $ 3,249.32
EQ/FI Mid Cap                                    $   824.28     $ 1,412.44     $ 2,027.74     $ 3,129.20
EQ/FI Small/Mid Cap Value                        $   831.23     $ 1,433.12     $ 2,061.86     $ 3,199.45
EQ/J.P. Morgan Core Bond                         $   798.48     $ 1,335.39     $ 1,900.08     $ 2,863.84

---------------------------------------------------------------------------------------------------------
                                                               If you annuitize at the end of
                                                                 the applicable time period
---------------------------------------------------------------------------------------------------------
                                                    1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,284.04     $ 3,032.26     $ 4,632.02     $ 8,061.99
AXA Conservative Allocation                      $ 1,587.27     $ 3,794.88     $ 5,688.97     $ 9,329.39
AXA Conservative-Plus Allocation                 $ 1,076.29     $ 2,479.94     $ 3,820.78     $ 6,916.24
AXA Moderate Allocation                          $   640.86     $ 1,240.94     $ 1,866.40     $ 3,548.14
AXA Moderate-Plus Allocation                     $   854.90     $ 1,863.96     $ 2,872.03     $ 5,387.89
AXA Premier VIP Aggressive Equity                $   580.00     $ 1,058.80     $ 1,563.80     $ 2,950.55
AXA Premier VIP Core Bond                        $   630.36     $ 1,209.70     $ 1,814.76     $ 3,447.61
AXA Premier VIP Health Care                      $   716.40     $ 1,463.95     $ 2,231.62     $ 4,242.33
AXA Premier VIP High Yield                       $   592.59     $ 1,096.67     $ 1,627.03     $ 3,077.09
AXA Premier VIP International Equity             $   726.89     $ 1,494.66     $ 2,281.44     $ 4,334.73
AXA Premier VIP Large Cap Core Equity            $   689.12     $ 1,383.82     $ 2,101.05     $ 3,997.55
AXA Premier VIP Large Cap Growth                 $   679.68     $ 1,355.97     $ 2,055.51     $ 3,911.29
AXA Premier VIP Large Cap Value                  $   679.68     $ 1,355.97     $ 2,055.51     $ 3,911.29
AXA Premier VIP Small/Mid Cap Growth             $   692.27     $ 1,393.09     $ 2,116.19     $ 4,026.13
AXA Premier VIP Small/Mid Cap Value              $   688.07     $ 1,380.73     $ 2,096.00     $ 3,988.01
AXA Premier VIP Technology                       $   753.12     $ 1,571.13     $ 2,405.06     $ 4,561.60
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   556.92     $   989.12     $ 1,447.03     $ 2,714.52
EQ/Alliance Growth And Income                    $   580.00     $ 1,058.80     $ 1,563.80     $ 2,950.55
EQ/Alliance Intermediate Government Securities   $   573.70     $ 1,039.83     $ 1,532.06     $ 2,886.70
EQ/Alliance International                        $   605.18     $ 1,134.44     $ 1,689.93     $ 3,202.11
EQ/Alliance Premier Growth                       $   639.81     $ 1,237.82     $ 1,861.24     $ 3,538.13
EQ/Alliance Quality Bond                         $   574.75     $ 1,042.99     $ 1,537.36     $ 2,897.37
EQ/Alliance Small Cap Growth                     $   599.94     $ 1,118.71     $ 1,663.76     $ 3,150.20
EQ/Bernstein Diversified Value                   $   613.58     $ 1,159.57     $ 1,731.68     $ 3,284.61
EQ/Calvert Socially Responsible                  $   666.04     $ 1,315.66     $ 1,989.41     $ 3,785.26
EQ/Capital Guardian Growth                       $   621.97     $ 1,184.66     $ 1,773.30     $ 3,366.44
EQ/Capital Guardian International                $   651.35     $ 1,272.12     $ 1,917.81     $ 3,647.65
EQ/Capital Guardian Research                     $   615.67     $ 1,165.84     $ 1,742.10     $ 3,305.13
EQ/Capital Guardian U.S. Equity                  $   615.67     $ 1,165.84     $ 1,742.10     $ 3,305.13
EQ/Emerging Markets Equity                       $   702.76     $ 1,423.94     $ 2,166.52     $ 4,120.76
EQ/Enterprise Equity                             $   633.51     $ 1,219.08     $ 1,830.28     $ 3,477.87
EQ/Enterprise Equity Income                      $   648.20     $ 1,262.78     $ 1,902.41     $ 3,617.90
EQ/Enterprise Growth                             $   628.26     $ 1,203.44     $ 1,804.41     $ 3,427.38
EQ/Enterprise Growth and Income                  $   642.95     $ 1,247.19     $ 1,876.70     $ 3,568.12
EQ/Enterprise Small Company Growth               $   663.94     $ 1,309.45     $ 1,979.20     $ 3,765.72
EQ/Enterprise Small Company Value                $   632.46     $ 1,215.95     $ 1,825.11     $ 3,467.79
EQ/Equity 500 Index                              $   546.42     $   957.34     $ 1,393.59     $ 2,605.49
EQ/Evergreen Omega                               $   634.56     $ 1,222.20     $ 1,835.44     $ 3,487.94
EQ/FI Mid Cap                                    $   621.97     $ 1,184.66     $ 1,773.30     $ 3,366.44
EQ/FI Small/Mid Cap Value                        $   629.31     $ 1,206.57     $ 1,809.59     $ 3,437.50
EQ/J.P. Morgan Core Bond                         $   594.69     $ 1,102.97     $ 1,637.53     $ 3,098.04
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                  If you do not surrender your certificate at
                                                                  the end of
                                                          the applicable time period
-------------------------------------------------------------------------------------------------------
                                                    1 year     3 years      5 years        10 years
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   934.04   $ 2,682.26   $ 4,282.02     $ 7,711.99
AXA Conservative Allocation                      $ 1,237.27   $ 3,444.88   $ 5,338.97     $ 8,979.39
AXA Conservative-Plus Allocation                 $   726.29   $ 2,129.94   $ 3,470.78     $ 6,566.24
AXA Moderate Allocation                          $   290.86   $   890.94   $ 1,516.40     $ 3,198.14
AXA Moderate-Plus Allocation                     $   504.90   $ 1,513.96   $ 2,522.03     $ 5,037.89
AXA Premier VIP Aggressive Equity                $   230.00   $   708.80   $ 1,213.80     $ 2,600.55
AXA Premier VIP Core Bond                        $   280.36   $   859.70   $ 1,464.76     $ 3,097.61
AXA Premier VIP Health Care                      $   366.40   $ 1,113.95   $ 1,881.62     $ 3,892.33
AXA Premier VIP High Yield                       $   242.59   $   746.67   $ 1,277.03     $ 2,727.09
AXA Premier VIP International Equity             $   376.89   $ 1,144.66   $ 1,931.44     $ 3,984.73
AXA Premier VIP Large Cap Core Equity            $   339.12   $ 1,033.82   $ 1,751.05     $ 3,647.55
AXA Premier VIP Large Cap Growth                 $   329.68   $ 1,005.97   $ 1,705.51     $ 3,561.29
AXA Premier VIP Large Cap Value                  $   329.68   $ 1,005.97   $ 1,705.51     $ 3,561.29
AXA Premier VIP Small/Mid Cap Growth             $   342.27   $ 1,043.09   $ 1,766.19     $ 3,676.13
AXA Premier VIP Small/Mid Cap Value              $   338.07   $ 1,030.73   $ 1,746.00     $ 3,638.01
AXA Premier VIP Technology                       $   403.12   $ 1,221.13   $ 2,055.06     $ 4,211.60
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   206.92   $   639.12   $ 1,097.03     $ 2,364.52
EQ/Alliance Growth And Income                    $   230.00   $   708.80   $ 1,213.80     $ 2,600.55
EQ/Alliance Intermediate Government Securities   $   223.70   $   689.83   $ 1,182.06     $ 2,536.70
EQ/Alliance International                        $   255.18   $   784.44   $ 1,339.93     $ 2,852.11
EQ/Alliance Premier Growth                       $   289.81   $   887.82   $ 1,511.24     $ 3,188.13
EQ/Alliance Quality Bond                         $   224.75   $   692.99   $ 1,187.36     $ 2,547.37
EQ/Alliance Small Cap Growth                     $   249.94   $   768.71   $ 1,313.76     $ 2,800.20
EQ/Bernstein Diversified Value                   $   263.58   $   809.57   $ 1,381.68     $ 2,934.61
EQ/Calvert Socially Responsible                  $   316.04   $   965.66   $ 1,639.41     $ 3,435.26
EQ/Capital Guardian Growth                       $   271.97   $   834.66   $ 1,423.30     $ 3,016.44
EQ/Capital Guardian International                $   301.35   $   922.12   $ 1,567.81     $ 3,297.65
EQ/Capital Guardian Research                     $   265.67   $   815.84   $ 1,392.10     $ 2,955.13
EQ/Capital Guardian U.S. Equity                  $   265.67   $   815.84   $ 1,392.10     $ 2,955.13
EQ/Emerging Markets Equity                       $   352.76   $ 1,073.94   $ 1,816.52     $ 3,770.76
EQ/Enterprise Equity                             $   283.51   $   869.08   $ 1,480.28     $ 3,127.87
EQ/Enterprise Equity Income                      $   298.20   $   912.78   $ 1,552.41     $ 3,267.90
EQ/Enterprise Growth                             $   278.26   $   853.44   $ 1,454.41     $ 3,077.38
EQ/Enterprise Growth and Income                  $   292.95   $   897.19   $ 1,526.70     $ 3,218.12
EQ/Enterprise Small Company Growth               $   313.94   $   959.45   $ 1,629.20     $ 3,415.72
EQ/Enterprise Small Company Value                $   282.46   $   865.95   $ 1,475.11     $ 3,117.79
EQ/Equity 500 Index                              $   196.42   $   607.34   $ 1,043.59     $ 2,255.49
EQ/Evergreen Omega                               $   284.56   $   872.20   $ 1,485.44     $ 3,137.94
EQ/FI Mid Cap                                    $   271.97   $   834.66   $ 1,423.30     $ 3,016.44
EQ/FI Small/Mid Cap Value                        $   279.31   $   856.57   $ 1,459.59     $ 3,087.50
EQ/J.P. Morgan Core Bond                         $   244.69   $   752.97   $ 1,287.53     $ 2,748.04
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                           If you surrender your certificate at the end of
                                                    the applicable time period
-----------------------------------------------------------------------------------------------
                                      1 year       3 years        5 years         10 years
-----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Value Opportunities   $ 816.34     $ 1,388.78     $ 1,988.61     $ 3,048.30
EQ/Janus Large Cap Growth            $ 845.13     $ 1,474.37     $ 2,129.80     $ 3,338.45
EQ/Lazard Small Cap Value            $ 831.23     $ 1,433.12     $ 2,061.86     $ 3,199.45
EQ/Marsico Focus                     $ 843.14     $ 1,468.48     $ 2,120.12     $ 3,318.72
EQ/Mercury Basic Value Equity        $ 813.36     $ 1,379.90     $ 1,973.90     $ 3,017.79
EQ/Mercury International Value       $ 847.11     $ 1,480.25     $ 2,139.47     $ 3,358.15
EQ/MFS Emerging Growth Companies     $ 818.33     $ 1,394.70     $ 1,998.40     $ 3,068.59
EQ/MFS Investors Trust               $ 817.34     $ 1,391.74     $ 1,993.51     $ 3,058.45
EQ/Money Market                      $ 762.74     $ 1,228.00     $ 1,720.94     $ 2,484.67
EQ/Small Company Index               $ 806.42     $ 1,359.15     $ 1,939.51     $ 2,946.24

----------------------------------------------------------------------------------------------
                                                  If you annuitize at the end of
                                                    the applicable time period
----------------------------------------------------------------------------------------------
                                      1 year       3 years        5 years         10 years
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Value Opportunities   $ 613.58     $ 1,159.57     $ 1,731.68     $ 3,284.61
EQ/Janus Large Cap Growth            $ 644.00     $ 1,250.30     $ 1,881.84     $ 3,578.10
EQ/Lazard Small Cap Value            $ 629.31     $ 1,206.57     $ 1,809.59     $ 3,437.50
EQ/Marsico Focus                     $ 641.91     $ 1,244.06     $ 1,871.55     $ 3,558.13
EQ/Mercury Basic Value Equity        $ 610.43     $ 1,150.15     $ 1,716.04     $ 3,253.75
EQ/Mercury International Value       $ 646.10     $ 1,256.54     $ 1,892.13     $ 3,598.02
EQ/MFS Emerging Growth Companies     $ 615.67     $ 1,165.84     $ 1,742.10     $ 3,305.13
EQ/MFS Investors Trust               $ 614.62     $ 1,162.71     $ 1,736.89     $ 3,294.87
EQ/Money Market                      $ 556.92     $   989.12     $ 1,447.03     $ 2,714.52
EQ/Small Company Index               $ 603.08     $ 1,128.15     $ 1,679.47     $ 3,181.38

----------------------------------------------------------------------------------------------
                                                If you do not surrender your
                                                 certificate at the end of
                                                the applicable time period
----------------------------------------------------------------------------------------------
                                     1 year       3 years        5 years         10 years
-------------------------------------------------------------- -------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------- -------------------------------
EQ/J.P. Morgan Value Opportunities  $ 263.58     $ 809.57       $ 1,381.68     $ 2,934.61
EQ/Janus Large Cap Growth           $ 294.00     $ 900.30       $ 1,531.84     $ 3,228.10
EQ/Lazard Small Cap Value           $ 279.31     $ 856.57       $ 1,459.59     $ 3,087.50
EQ/Marsico Focus                    $ 291.91     $ 894.06       $ 1,521.55     $ 3,208.13
EQ/Mercury Basic Value Equity       $ 260.43     $ 800.15       $ 1,366.04     $ 2,903.75
EQ/Mercury International Value      $ 296.10     $ 906.54       $ 1,542.13     $ 3,248.02
EQ/MFS Emerging Growth Companies    $ 265.67     $ 815.84       $ 1,392.10     $ 2,955.13
EQ/MFS Investors Trust              $ 264.62     $ 812.71       $ 1,386.89     $ 2,944.87
EQ/Money Market                     $ 206.92     $ 639.12       $ 1,097.03     $ 2,364.52
EQ/Small Company Index              $ 253.08     $ 778.15       $ 1,329.47     $ 2,831.38
----------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this Supplement for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2003.


5. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "ALLOCATING YOUR CONTRIBUTIONS" IN "CONTRACT FEATURES AND BENEFITS" IN THE PROSPECTUS AT PAGE 35:


UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.


6. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER
   "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 39:

EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws.


7. THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING "WITHDRAWING YOUR ACCOUNT VALUE" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 40:


FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a TSA participant who is not fully vested under a plan separates from service. TSA participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a TSA participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge for EQUI-VEST(R) Strategies contracts" under "Charges and expenses" in this Prospectus Supplement.


8. THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 40:

Loans will be available under the EQUI-VEST(R) Strategies contract if requested by the employer. Any participant loan request may require employer/trustee/plan administrator approval.


9. THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED "TERMINATION" IN "ACCESSING YOUR MONEY" IN THE PROSPECTUS AT PAGE 40:


EQUI-VEST(R) STRATEGIES TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1) your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2) you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3) we have not received any contributions on your behalf within 120 days from your participation date; or

(4) the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, AXA Equitable may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.


10. THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "FOR ALL SERIES ISSUED IN NEW YORK -- FIXED MATURITY OPTIONS" IN "CHARGES AND EXPENSES" IN THE PROSPECTUS AT PAGE 47:


CHARGES UNDER EQUI-VEST(R) STRATEGIES CONTRACTS


CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.49% of daily net assets attributable to all certificates under the group contract. Some contracts provide a charge of 1.49% (currently 1.40%) for the EQ/Alliance Common Stock and EQ/Money Market variable investment options and a 1.34% charge for all other variable investment options under the contract. Those contracts generally provide an overall cap of 1.75% for separate account and portfolio expenses for the AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market variable investment options. Other contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

o the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

o the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

o whether AXA Equitable will be the sole contract provider;

o the level of services provided by your financial professional; and

o our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable Separate Account charge.

We will determine the Separate Account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the contract year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived for accounts less than $25,000; the charge may also be waived entirely.

We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval.

CHARGE FOR OPTIONAL ENHANCED DEATH BENEFIT

If you elect the optional enhanced death benefit we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value.

We deduct this charge pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturity date(s) first to the extent you have values in those options. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits.

WITHDRAWAL CHARGE FOR EQUI-VEST(R) STRATEGIES CONTRACTS

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan and the compensation paid in connection with the sale of the contract. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the account value attributable to a participant during the first four participation years and 5% of the amount withdrawn during the 5th participation year.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described in the Prospectus in "Charges and expenses" under "Withdrawal charges." In addition, particular groups may receive one or more of the following waivers:

(1)  You sever from employment with your employer.

(2)  The withdrawal is made to satisfy minimum distribution requirements.

(3) You elect a withdrawal that qualifies as a hardship or unforeseeable emergency withdrawal under the Code.

(4) You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

     Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(5) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

     -- its main function is to provide skilled, intermediate, or custodial nursing care;

     -- it provides continuous room and board to three or more persons;

     -- it is supervised by a registered nurse or licensed practical nurse;

     -- it keeps daily medical records of each patient;

     -- it controls and records all medications dispensed; and

     -- its primary service is other than to provide housing for residents.

(7) The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8) The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturity date(s). If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).


11. THE FOLLOWING REPLACES THE SECTIONS ENTITLED "GROUP OR SPONSORED ARRANGEMENTS" AND "OTHER DISTRIBUTION ARRANGEMENTS" AT PAGES 47-48:


VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if AXA Equitable will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


12. THE FOLLOWING IS ADDED AS A NEW SECTION AFTER "DEATH BENEFIT" IN "PAYMENT OF DEATH BENEFIT" AT PAGE 49 IN THE PROSPECTUS:

EQUI-VEST(R) STRATEGIES DEATH BENEFIT

The Equi-Vest(R) Strategies contract provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the minimum death benefit, whichever provides the highest amount. The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances plus accrued interest.

EQUI-VEST(R) STRATEGIES OPTIONAL ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the minimum death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The enhanced death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current minimum death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).


13. THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH IN THE SECTION TITLED "GENERAL; SPECIAL EMPLOYER RULES" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS
    (TSAS)" IN "TAX INFORMATION" AT PAGE 52 IN THE PROSPECTUS:

The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. The IRS and Treasury have recently issued proposed regulations on Section 403(b) of the Code. If finalized in their current form, these proposed regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these proposed regulations could affect you.


14. THE FIRST BULLET UNDER "CONTRIBUTIONS TO TSAS" IN "TAX INFORMATION" UNDER "TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)" IN THE PROSPECTUS AT PAGE 52 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

Annual contributions made through the employer's payroll which may include a participant's salary reduction contributions and employer contributions. Some employer contributions may be subject to vesting under an employer's plan.

15. THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS AT PAGE 53:

The plan may also impose withdrawal restrictions on employer contributions and related earnings.


16. THE SECOND PARAGRAPH UNDER "DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS -- WITHDRAWAL RESTRICTIONS" IN "TAX INFORMATION" IN THE PROSPECTUS AT PAGE
     53 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For amounts that were directly transferred to this contract in a Revenue Ruling 90-24 transfer from another annuity contract (other than as a rollover of distributions from other eligible plans), these withdrawal restrictions will not apply to 403(b) account values attributable to salary reduction contributions to the contract and earnings on December 31, 1988 or to account values attributable to employer contributions if properly reported to us at the time of the transfer.


APPENDIX I: CONDENSED FINANCIAL INFORMATION

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge of 1.20%, 0.90%, 0.70% and 0.50%. Please note that the tables for contracts with the same asset based charge of 1.34% and 1.40% are shown in the Prospectus. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of .25% did not exist.

Appendix: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2003, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                           -----------------------------------------------------------------------------------------
                                                           1998       1999         2000          2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --           --     $ 109.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --           --     $ 102.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --           --     $ 104.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           --            3
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --           --     $ 108.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           --            2
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $ 106.88     $ 109.55
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           83          100
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  79.09     $ 100.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           17           32
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  78.18     $ 103.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           17           31
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  76.54     $  96.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           21           31
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  67.96     $  87.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           32           53
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  79.20     $ 102.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           32           39
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  62.08     $  86.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           43           94
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  73.80     $ 102.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --           36           66
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --             --          --          --     $  56.71     $  88.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             --          --          --            9           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --       $ 116.42     $ 93.88     $ 70.52     $  47.97     $  58.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --             36         350         438          383          362
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2003, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                           -----------------------------------------------------------------------------------------
                                                       1998       1999         2000        2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --    $  94.71    $  80.81     $ 102.78
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          71         173          235
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 107.64     $ 103.26    $  87.02    $  63.23     $  79.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --           3            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --          --    $  67.97     $  89.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --          12           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 106.84     $ 111.80    $ 108.22    $  80.55     $ 104.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            1            9          31         130          142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 101.69     $ 104.08    $ 100.76    $  75.99     $ 102.40
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            1           11          21          63          126
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  81.49     $ 157.61     $  93.36    $  87.48    $  81.32     $ 125.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            5           42          44          54           69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 106.63     $  93.02    $  76.26    $  57.25     $  78.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --            3          10          16           26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --     $ 100.02    $  85.57    $  68.93     $  97.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --            9         106         195          301
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  82.88     $  83.36     $  86.60    $  88.97    $  74.98     $  98.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            1           14         126         261          291
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --          --    $ 107.19     $ 109.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --          45           72
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --     $  83.99    $  63.92    $  44.01     $  54.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           12         119         162          185
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --          --    $ 112.91     $ 153.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --          27           54
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --    $ 105.94    $  92.57     $ 119.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --          47          133
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  97.91     $ 115.06     $ 127.11    $ 132.52    $ 109.12     $ 141.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            7           41         119         183          219
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --           --           --          --    $  75.88     $  96.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           --           --          --          74           85
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 103.53     $ 177.65     $ 142.46    $  92.82    $  60.23     $  76.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           36          288         316         265          250
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --     $ 104.53     $ 102.57    $  85.14    $  66.44     $  80.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --            2           17          21          26           31
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2003, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME ASSET BASED CHARGE OF 1.20%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                           -----------------------------------------------------------------------------------------
                                                      1998         1999         2000        2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 100.60     $ 98.04     $ 103.43     $ 95.23     $ 76.16      $  95.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --           3           17          32          35            35
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --          --           --          --     $ 54.11      $  66.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --          --           --          --           5            11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --          --           --          --     $ 81.65      $ 117.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      --          --           --          --          18            59
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                     1999         2000        2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --           --     $ 109.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --           --     $ 102.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --           --     $ 104.26
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --           --     $ 108.08
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $ 107.20     $ 110.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  79.33     $ 100.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  78.42     $ 104.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  76.77     $  97.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  68.17     $  88.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  79.44     $ 103.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  62.27     $  86.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  74.03     $ 103.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  56.89     $  88.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 116.55    $  94.27     $ 70.28     $  48.46     $  59.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --     $ 95.39     $  81.63     $ 104.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 107.76    $ 103.69     $ 87.65     $  63.89     $  81.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --     $  68.67     $  90.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --           --            1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    1999        2000        2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 106.96     $ 112.26     $ 109.00    $  81.38     $ 106.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 101.79     $ 104.51     $ 101.25    $  76.77     $ 103.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 198.84     $ 118.14     $ 111.05    $ 103.54     $ 160.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 106.75     $  93.40     $  76.81    $  57.84     $  79.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $ 100.13     $  85.92    $  69.42     $  98.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 103.94     $ 108.31     $ 111.62    $  94.35     $ 124.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --    $ 107.54     $ 110.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --     $  84.07     $  64.18    $  44.32     $  55.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --    $ 114.07     $ 155.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            2
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --     $ 105.94    $  92.92     $ 120.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 113.77     $ 126.07     $ 131.84    $ 108.89     $ 141.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --    $  76.66     $  97.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 166.37     $ 133.82     $  87.46    $  56.92     $  72.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --           4            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 104.65     $ 102.99     $  85.75    $  67.12     $  81.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  98.44     $ 104.17     $  96.20    $  77.17     $  96.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --           --           --    $  54.67     $  67.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --           --           --          --            1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                     1999         2000        2001        2002         2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --       $ 81.92     $ 118.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --            --            1
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.

---------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                    -----------------------------------------------------------
                                                              2002                         2003
---------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 109.32
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 102.32
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 104.31
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 108.13
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 107.42                    $ 110.66
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  79.50                    $ 101.15
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  78.58                    $ 104.82
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  76.92                    $  97.88
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  68.31                    $  88.60
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  79.60                    $ 103.61
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  62.40                    $  86.89
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  74.18                    $ 103.57
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  57.00                    $  89.23
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                           8
---------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  48.79                    $  59.68
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  82.19                    $ 105.07
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                           1
---------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  64.32                    $  81.73
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  69.13                    $  91.05
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.

---------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                    -----------------------------------------------------------
                                                              2002                         2003
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  81.93                    $ 106.98
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                           1
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  77.29                    $ 104.68
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  88.09                    $ 136.39
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                           3
---------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  58.23                    $  79.92
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  69.75                    $  99.46
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  76.93                    $ 101.80
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 107.78                    $ 110.63
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  44.53                    $  55.65
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 114.85                    $ 156.67
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  93.15                    $ 121.29
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 112.46                    $ 145.51
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  77.18                    $  98.13
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  64.15                    $  82.37
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                           4
---------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  67.58                    $  81.90
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  78.73                    $  99.14
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  55.04                    $  67.75
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.

---------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                    -----------------------------------------------------------
                                                              2002                         2003
---------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  82.10                    $ 118.92
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.

---------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                    -----------------------------------------------------------
                                                              2002                         2003
---------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 109.38
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 102.37
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 104.36
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------
  Unit value                                                      --                    $ 108.19
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP CORE BOND
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 107.64                    $ 111.11
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP HEALTH CARE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  79.66                    $ 101.56
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  78.74                    $ 105.24
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  77.08                    $  98.27
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  68.45                    $  88.96
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  79.76                    $ 104.03
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  62.53                    $  87.24
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  74.33                    $ 103.99
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  57.12                    $  89.59
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  44.22                    $  54.21
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/BERNSTEIN DIVERSIFIED VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  89.18                    $ 114.24
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  57.22                    $  72.85
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN INTERNATIONAL
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  61.65                    $  81.36
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.

---------------------------------------------------------------------------------------------------------------
                                                              For the years ending December 31,
                                                    -----------------------------------------------------------
                                                              2002                         2003
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  73.83                    $  96.60
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN U.S. EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  74.48                    $ 101.08
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  70.62                    $ 109.56
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN OMEGA
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  56.66                    $  77.91
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/FI MID CAP
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  71.73                    $ 102.49
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/FI SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  95.25                    $ 126.30
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/J.P. MORGAN CORE BOND
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 108.01                    $ 111.09
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/JANUS LARGE CAP GROWTH
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  47.68                    $  59.71
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/LAZARD SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 108.77                    $ 148.68
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MARSICO FOCUS
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  93.38                    $ 121.84
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MERCURY BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  88.81                    $ 115.93
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MERCURY INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  62.51                    $  79.64
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MFS EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  35.99                    $  46.31
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/MFS INVESTORS TRUST
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  64.03                    $  77.76
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  78.07                    $  98.51
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM VOYAGER
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  47.88                    $  59.05
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------
  Unit value                                                $  82.28                    $ 119.41
---------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --                          --
---------------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of including the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the N-4 Registration Statement File No. 2-30070.

Item 24.  Financial Statements and Exhibits

(b) Exhibit.

4(l)(l) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC

4(m)(m) Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC

4(n)(n) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A

4(o)(o) Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B

4(p)(p)   Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B

4(q)(q) Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B)

4(r)(r) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT

4(s)(s) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 29th day of December, 2004.


                                        SEPARATE ACCOUNT A OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                                        By: AXA Equitable Life Insurance Company

                                        By:  /s/ Dodie Kent
                                             -------------------------
                                                 Dodie Kent
                                                 Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 29th day of December, 2004.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin
Denis Duverne               W. Edwin Jarmain





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

December 29, 2004

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                                                         DOCUMENT TAG
-----------                                                         ------------

4(l)(l)   Form of Group Flexible Premium Deferred Variable            EX-99.4ll
          Annuity Contract, No. 2004EDCGAC

4(m)(m)   Form of Group Flexible Premium Deferred Variable            EX-99.4mm
          Annuity Contract, No. 2004TSAGAC

4(n)(n)   Form of Flexible Premium Deferred Variable Annuity          EX-99.4nn
          Certificate No. 2004EDCCERT-A

4(o)(o)   Form of Flexible Premium Deferred Variable Annuity          EX-99.4oo
          Certificate No. 2004EDCCERT-B

4(p)(p)   Form of Data Pages for EQUI-VEST Strategies,                EX-99.4pp
          No. 2004EDCCERT-A/B

4(q)(q)   Form of TSA 403(B) Group Annuity Contract Application       EX-99.4qq
          for EQUI-VEST Strategies, No. 2004/403(B)

4(r)(r)   Form of EQUI-VEST Strategies 457(b) EDC Enrollment          EX-99.4rr
          Form, No. 2004 EDC STRAT

4(s)(s)   Form of EQUI-VEST Strategies 403(b) TSA Enrollment          EX-99.4ss
          Form, No. 2004 TSA STRAT